TRANSAMERICA PARTNERS VARIABLE FUNDS

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

Supplement to the

Currently Effective Prospectus, dated May 1, 2012,

and to the

Statement of Additional Information, dated May 1, 2012, as amended and restated July 10, 2012

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Transamerica Partners Small Core Portfolio (the “Portfolio”)

The following supplements the information in the Prospectus under the section entitled “Management – Sub-Adviser: Invesco Advisers, Inc. – Portfolio Managers” relating to the Portfolio:

Portfolio Managers:

Charles Ko, CFA, Portfolio Manager since 2012

The following supplements the information in the Prospectus under the section entitled “Management of Transamerica Partners Portfolios – Portfolio Manager(s)” relating to the Portfolio:

Name	Sub-Adviser	Positions Over Past Five Years
Charles Ko, CFA	Invesco Advisers, Inc.	Portfolio Manager of the Portfolio since 2012; Director and Senior Portfolio Manager, Batterymarch Financial Management since 2000

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The following supplements certain information in the Statement of Additional Information in the section entitled “Investment Advisory Services – Sub-Advisers” regarding Invesco Advisers, Inc. as to the Small Core Portfolio:

Michael Abata, Charles Ko, Anthony Munchak, Glen Murphy, Francis Orlando and Andrew Waisburd are responsible for the day-to-day supervision of the Small Core Portfolio on behalf of Invesco.

Transamerica Partners Small Core Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager	Number	Assets Managed	Number		Assets Managed		Number		Assets Managed
Charles Ko(1)	8	$2.3 billion	8	(2)	$730 million	(2)	39	(2)	$4.2 billion	(2)

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Charles Ko(1)	0	$0	1		$131 million		6		$1.3 billion
(1)	Information as of June 30, 2012
(2)	Excludes performance fee accounts

Ownership of Securities

As of June 30, 2012, Mr. Ko did not beneficially own securities in any of the funds that invest in the Small Core Portfolio.

Investors Should Retain this Supplement for Future Reference

August 13, 2012